Registration No. 811-01136

Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 151	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 151	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard,

Suite 600,

Rockville, Maryland 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(301) 296-5100

Copies To:

Donald C. Cacciapaglia, President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)

Approximate date of public offering: October 9, 2014

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 9, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 144 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 13, 2014 for the purpose of registering a new series of the Registrant, Guggenheim Multi-Asset Fund. This Post-Effective Amendment No. 151 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 9, 2014 as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 146, as filed August 26, 2014; pursuant to Post-Effective Amendment No. 147, as filed September 3, 2014; and pursuant to Post-Effective Amendment No. 149, as filed September 10, 2014. This Post-Effective Amendment No. 151 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 151 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 151 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 24th day of September 2014.

GUGGENHEIM FUNDS TRUST (Registrant)

By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 24th day of September 2014.

Jerry B. Farley

Trustee

Donald A. Chubb, Jr.

Trustee

Maynard F. Oliverius

Trustee

Randall C. Barnes

Trustee

Roman Friedrich III

Trustee

Robert B. Karn III

Trustee

Ronald A. Nyberg

Trustee

Ronald E. Toupin, Jr.

Trustee

GUGGENHEIM FUNDS TRUST

By:	AMY J. LEE
Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite

By:	JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee

EXHBIT LIST

None